Income Tax Expense - Schedule of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities Details
Tax losses	$ 2,617	$ 3,214
Net deferred income tax assets	2,617	3,214
Resource property/investment in Pebble Partnership	(2,472)	(3,191)
Equipment	(145)	(23)
Net deferred income tax liability